Goodwill and Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 39,324	$ 40,433
Finite-Lived Intangible Assets, Accumulated Amortization	(12,412)	(6,955)
Impairment of Intangible Assets, Finite-Lived	(4,629)
Net Carrying Amount	22,283	33,478
Discontinued Operations
Finite-Lived Intangible Assets [Line Items]
Gross Amount	26,911	27,789
Finite-Lived Intangible Assets, Accumulated Amortization	(7,621)	(4,321)
Impairment of Intangible Assets, Finite-Lived	(1)
Net Carrying Amount	19,289	23,468
Continuing Operations
Finite-Lived Intangible Assets [Line Items]
Gross Amount	12,413	12,644
Finite-Lived Intangible Assets, Accumulated Amortization	(4,791)	(2,634)
Impairment of Intangible Assets, Finite-Lived	(4,628)
Net Carrying Amount	2,994	10,010
IP Agreement
Finite-Lived Intangible Assets [Line Items]
Gross Amount	162	172
Finite-Lived Intangible Assets, Accumulated Amortization	(91)	(54)
Impairment of Intangible Assets, Finite-Lived	0
Net Carrying Amount	$ 71	118
Remaining Weighted Average Useful Life	1 year 9 months
Trade Name/Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 3,590	3,602
Finite-Lived Intangible Assets, Accumulated Amortization	(1,414)	(662)
Impairment of Intangible Assets, Finite-Lived	(593)
Net Carrying Amount	$ 1,583	2,940
Remaining Weighted Average Useful Life	4 years
Webstores & Websites
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 404	404
Finite-Lived Intangible Assets, Accumulated Amortization	(258)	(123)
Impairment of Intangible Assets, Finite-Lived	(146)
Net Carrying Amount	$ 0	281
Remaining Weighted Average Useful Life	0 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 9,121	9,294
Finite-Lived Intangible Assets, Accumulated Amortization	(2,776)	(1,440)
Impairment of Intangible Assets, Finite-Lived	(749)
Net Carrying Amount	$ 5,596	7,854
Remaining Weighted Average Useful Life	2 years 10 months 9 days
Developed Technology
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 21,777	22,175
Finite-Lived Intangible Assets, Accumulated Amortization	(5,385)	(3,010)
Impairment of Intangible Assets, Finite-Lived	(2,921)
Net Carrying Amount	$ 13,471	19,165
Remaining Weighted Average Useful Life	5 years 2 months 19 days
Non-compete Agreements
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 4,270	4,786
Finite-Lived Intangible Assets, Accumulated Amortization	(2,488)	(1,666)
Impairment of Intangible Assets, Finite-Lived	(220)
Net Carrying Amount	$ 1,562	$ 3,120
Remaining Weighted Average Useful Life	8 months 26 days